Income Taxes (Schedule of Tax And Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income taxes [Abstract]
Losses for tax purposes	$ 54,985	$ 35,041
Deductible temporary differences	1,971	3,584
Total losses of tax	$ 56,956	$ 38,625